Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of deferred income tax assets and liabilities [Abstract]
Tax loss carry forward	$ 100,095	$ 90,434
Allowance for doubtful account - prepayments, receivables and other current assets	163,613
Allowance for doubtful account - accounts receivable	40,604	15,598
Impairment provision for inventory	17,132	6,807
Total	$ 321,444	$ 112,839